Accounting for the acquisition of the Credit Suisse Group - Effect of the measurement period adjustments on the statement of cash flows (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
	Jun. 12, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flow from / (used in) operating activities
Net profit / (loss)		$ 1,175	$ 1,764	$ 27,334	$ 2,939	$ 28,371
of which: Negative goodwill				(27,264)		(27,264)
Net cash flow from / (used in) operating activities					11,858	17,665
of which: Loans and advances to customers and customer deposits						2,256
of which: Financial assets and liabilities at fair value held for trading and derivative financial instruments					(4,779)	(5,782)
of which: Financial assets at fair value not held for trading and other financial assets and liabilities					(15,110)	4,033
Cash flow from / (used in) investing activities
Net cash flow from / (used in) investing activities					2,549	104,765
of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group						108,406
Cash flow from / (used in) financing activities
Net cash flow from / (used in) financing activities					(61,916)	(25,056)
Total cash flow
Cash and cash equivalents at the beginning of the period			$ 340,207		340,207	195,321
Net cash flow from / (used in) operating, investing and financing activities					(47,510)	97,374
Effects of exchange rate differences on cash and cash equivalents					(13,733)	2,960
Cash and cash equivalents at the end of the period		278,964		295,656	278,964	295,656
of which: cash and balances at central banks		248,336		261,415	248,336	261,415
of which: loans and advances to banks		19,811		21,981	19,811	21,981
of which: money market paper		$ 10,818		12,259	$ 10,818	12,259
As previously reported in the third quarter 2023 report
Cash flow from / (used in) operating activities
Net profit / (loss)				28,995		30,032
of which: Negative goodwill				(28,925)		(28,925)
Net cash flow from / (used in) operating activities						17,665
of which: Loans and advances to customers and customer deposits						1,542
of which: Financial assets and liabilities at fair value held for trading and derivative financial instruments						(7,050)
of which: Financial assets at fair value not held for trading and other financial assets and liabilities						6,015
Cash flow from / (used in) investing activities
Net cash flow from / (used in) investing activities						104,869
of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group						108,510
Cash flow from / (used in) financing activities
Net cash flow from / (used in) financing activities						(25,056)
Total cash flow
Cash and cash equivalents at the beginning of the period						195,321
Net cash flow from / (used in) operating, investing and financing activities						97,478
Effects of exchange rate differences on cash and cash equivalents						2,960
Cash and cash equivalents at the end of the period				295,759		295,759
of which: cash and balances at central banks				261,504		261,504
of which: loans and advances to banks				21,996		21,996
of which: money market paper				12,259		12,259
Measurement period adjustments
Cash flow from / (used in) operating activities
Net profit / (loss)						(1,661)
of which: Negative goodwill						1,661
of which: Loans and advances to customers and customer deposits						714
of which: Financial assets and liabilities at fair value held for trading and derivative financial instruments						1,268
of which: Financial assets at fair value not held for trading and other financial assets and liabilities						(1,982)
Cash flow from / (used in) investing activities
Net cash flow from / (used in) investing activities						(104)
of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group						(104)
Total cash flow
Net cash flow from / (used in) operating, investing and financing activities						(104)
Cash and cash equivalents at the end of the period				(104)		(104)
of which: cash and balances at central banks				(89)		(89)
of which: loans and advances to banks				(15)		(15)
Credit Suisse
Cash flow from / (used in) operating activities
of which: Negative goodwill	$ (27,264)			$ (27,264)		(27,264)
Cash flow from / (used in) investing activities
of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group						$ 108,406
Credit Suisse | Measurement period adjustments
Cash flow from / (used in) operating activities
of which: Negative goodwill	$ 483